REVENUE - Contract Balances (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Contract with Customer, Liability
Current contract liabilities	¥ 1,822	$ 250	¥ 1,637
Long-term contract liabilities	1,351	$ 185	1,072
Total contract liabilities	¥ 3,173		¥ 2,709